Derivative Financial Instruments and Hedging Activities (Details Textual) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2015	Dec. 30, 2013	Jul. 23, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net derivative (gains) reclassified from accumulated comprehensive income into earnings within the next twelve months			$ (10)
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Current Fiscal Year End Date			--12-31
Derivative Asset, Fair Value, Gross Asset			$ 27	$ 26
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap			0	0	$ 7
Debt, Current			988	167
Senior Notes [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010			1,906
Seven Year Term Loan Facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
5-year term loan facility balance			$ 240
Maturity period of term loan			7 years
Revolving credit facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Revolving credit facility			$ 467	0
Revolving credit facilities available			400
Revolving $200 million credit facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Revolving credit facilities available			22
Line of Credit Facility, Maximum Borrowing Capacity for Regulatory Purposes			20
Currency Swap [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Derivative, Notional Amount			532	352
Interest Rate Swaps [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Derivative, Notional Amount			300
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net			(3)
Revolving credit facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Revolving credit facility			0
Revolving credit facilities available			$ 800			$ 400	$ 800	$ 500
4.625% Senior Notes Due 2023 [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010				$ 250
Percentage of loan notes			4.625%	4.625%
Long-term debt			$ 247	$ 247
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010			$ 275
Percentage of loan notes			6.125%
Long-term debt			$ 271	271
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Percentage of loan notes			5.625%
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1]		$ (38)	(31)	29
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			1	(1)	3
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1]			0	0
Cash Flow Hedging [Member] | Treasury Lock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1]		0	0	19
Cash Flow Hedging [Member] | Other Assets [Member] | Interest Rate Swaps [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Derivative Asset, Fair Value, Gross Asset			2	0
Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
foreign exchange gain loss recognised on forward exchange contracts		$ 14
Cash Flow Hedging [Member] | Interest Expense [Member] | Treasury Lock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			$ 0	$ 0	$ 2

[1]	OCI means other comprehensive income.